Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	£ 133,771	£ 146,871
Trading Portfolio Liabilities	(72,460)	(53,291)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	55,430	50,700
Trading Portfolio Liabilities	(39,068)	(34,079)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	65,034	83,113
Trading Portfolio Liabilities	(33,392)	(19,212)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	13,198	12,525
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading Portfolio Assets	£ 109	£ 533